PROPERTY, PLANT AND EQUIPMENT - Narrative (Details) - CAD ($) $ in Thousands	Sep. 30, 2025	Sep. 30, 2024
GROWING & PROCESSING EQUIPMENT
Disclosure of reconciliation of changes in property, plant and equipment, including right-of-use assets [line items]
Deferred charges and deposits	$ 3,540	$ 471